Other receivables and contract assets - Movement in contract assets and accrued grant income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, , beginning balance	£ 305	£ 143
Recognised as income	102	693
Deductions	(253)	(531)
Foreign Exchange	22
Contract assets and accrued grant income, ending balance	176	305
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, , beginning balance	126	0
Recognised as income	171	126
Deductions	(143)	0
Foreign Exchange	22
Contract assets and accrued grant income, ending balance	176	126
Collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, , beginning balance	179	143
Recognised as income	(69)	567
Deductions	(110)	(531)
Foreign Exchange	0
Contract assets and accrued grant income, ending balance	£ 0	£ 179